Financial Instruments - Fair value measurements on a recurring basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total	$ (544)	$ (13,525)
Fair Value, Inputs, Level 2 [Member]
Total	(544)	(13,525)
Currency Swap (100,000) [Member]
Cross Currency SWAP - asset position	6,636
Cross Currency SWAP - liability position		(10,068)
Currency Swap (100,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - asset position	6,636
Cross Currency SWAP - liability position		(10,068)
Currency Swap (120,000) [Member]
Cross Currency SWAP - liability position	(5,758)	(2,641)
Currency Swap (120,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - liability position	(5,758)	(2,641)
Currency Swap (30,000) [Member]
Cross Currency SWAP - liability position	(1,422)	(816)
Currency Swap (30,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - liability position	$ (1,422)	$ (816)